Subsequent Events	6 Months Ended	12 Months Ended
	Aug. 04, 2018	Feb. 03, 2018
Subsequent Events [Abstract]
Subsequent Events

17. Subsequent Events

On August 13, 2018, the Company amended and repriced its First Lien Term Loan (“Term Loan Amendment”) and in conjunction with the Term Loan Amendment repaid $350.0 million of the First Lien Term Loan using funds from its ABL facility.. As amended, the First Lien Term Loan has an initial principal amount of $1.54 billion and an applicable rate of 3.00% for LIBOR loans and 2.00% for base rate loans (in each case, with a 0.25% stepdown at first lien net leverage of 3.00 to 1.00), provided that until delivery of financial statements for the first full fiscal quarter ending after August 13, 2018, the applicable rate is 3.00% for LIBOR loans and 2.00% for base rate loans. The Company paid debt costs of $1.8 million and accrued interest of $1.2 million at closing.

On August 15, 2018, the Company closed on the sale of the Hooksett, New Hampshire location and received proceeds of $6.6 million in exchange for all assets related to the club. The Company has no future obligations, outstanding liens or continuing involvement with this location.

On August 17, 2018, the Company amended its ABL facility to extend the maturity date from February 3, 2022 to August 17, 2023 and to reduce the applicable interest rates and letter of credit fees on the facility. As amended, the applicable rate on revolving credit loans is LIBOR plus a range of 125 to 175 basis points or base rate plus a range of 25 to 75 basis points and the applicable rate on term loans is LIBOR plus a range of 200 to 250 basis points or base rate plus a range of 100 to 150 basis points, in all cases based on excess availability. The applicable rate of LIBOR and base rate loans at all levels of excess availability steps down by 12.5 basis points upon achieving total net leverage of 3.00 to 1.00. The amendment also reduced the fees applicable to letters of credit (including further stepdowns upon achieving total net leverage of 3.00 to 1.00). The amended interest rate margins and fee levels represent a reduction of between 12.5 basis points and 75 basis points from prior equivalent levels. Upon closing of the amendment and until February 1, 2019, the applicable margin for revolving loans will be set at LIBOR plus 125 basis points or base rate plus 25 basis points and the applicable margin for term loans will be set at LIBOR plus 200 basis points or base rate plus 100 basis points (including, if applicable, any stepdowns based on achieving total net leverage of 3.00 to 1.00). The Company paid debt costs of $750,000 at closing.

23. Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through April 18, 2018, the date at which the consolidated financial statements were available to be issued, and, with respect to the stock split described below, through June 15, 2018.

Stock Split

On June 15, 2018, the Company effected a seven to one stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company’s Contingently Redeemable Common Stock (see Note 10). Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this stock split and adjustment of the contingently redeemable common stock conversion ratios. In connection with the stock split, the Company effected an increase in the number of authorized common shares from 20,000,000 shares to 305,000,000 shares.

24. Subsequent Events (Unaudited)

2018 Incentive Award Plan

On June 13, 2018, the Company’s board of directors adopted and its stockholders approved the 2018 Incentive Award Plan (the “2018 Plan”). The 2018 Plan provides for the grant of stock options, including incentive stock options, or ISOs, and nonqualified stock options, or NSOs, restricted stock, dividend equivalents, stock payments, restricted stock units, or RSUs, performance shares, other incentive awards, stock appreciation rights, or SARs, and cash awards. The number of shares initially reserved for issuance under the 2018 Plan is the sum of (i) 12,162,689 and (ii) any shares which as of the effective date are available for issuance under the 2011 Plan or 2012 Director Plan, or are subject to awards under the 2011 Plan or 2012 Director Plan which are forfeited or lapse unexercised and which following the effective date are not issued under the 2011 Plan or 2012 Director Plan, provided, however, no more than 13,148,058 shares may be issued upon the exercise of incentive stock options. The shares may be authorized but unissued shares, or shares purchased in the open market. If an award under the 2018 Plan, 2011 Plan or 2012 Director Plan is forfeited, expires or is settled for cash, any shares subject to such award may, to the extent of such forfeiture, expiration or cash settlement, be used again for new grants under the 2018 Plan. Additionally, shares tendered or withheld to satisfy grant or exercise price or tax withholding obligations associated with an award under the 2018 Plan, the 2011 Plan or the 2012 Director Plan will be added to the shares authorized for grant. The following shares may not be used again for grant under the 2018 Plan: (1) shares subject to a stock appreciation right, or SAR, that are not issued in connection with the stock settlement of the SAR on its exercise and (2) shares purchased on the open market with the cash proceeds from the exercise of options under the 2018 Plan, 2011 Plan or 2012 Director Plan.

2018 Employee Stock Purchase Plan

On June 14, 2018, the Company’s board of directors adopted and its stockholders approved the 2018 Employee Stock Purchase Plan (the “ESPP”), which will become effective the day prior to the first day of public trading of the company’s equity securities offered in this offering. The aggregate number of shares of common stock that will be reserved for issuance under our ESPP will be equal to the sum of (i) 973,014 shares and (ii) an annual increase on the first day of each calendar year beginning in 2019 and ending in 2028 equal to the lesser of (A) 486,507 shares, (B) 0.5% of the shares outstanding (on an as converted basis) on the last day of the immediately preceding fiscal year and (C) such smaller number of shares as determined by the board of directors.